Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2019
Banking And Thrift [Abstract]
Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding	Scheduled principal reductions of FHLB advances outstanding at December 31, 2019 were as follows:
2029	$125,000
Total	$125,000